UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21744

Name of Fund: Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Franklin Templeton Total Return FDP Fund of FDP Series, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/2007

Date of reporting period: 12/01/06 - 02/28/07

Item 1 - Schedule of Investments

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2007                (in U.S. dollars)

                                       Face
                                     Amount   Asset-Backed Securities **                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                         USD        814,939   ACE Securities Corp. Series 2005-HE5 Class A2A, 5.44% due 8/25/2035 (a)    $  815,000
                                  1,281,821   Chase Funding Mortgage Loan Asset Backed Series 2004-2 Class 2A2, 5.57%
                                              due 2/25/2034 (a)                                                           1,283,448
                                    680,000   Citifinancial Mortgage Securities, Inc. Series 2003-4 Class AF6, 4.493%
                                              due 10/25/2033                                                                664,121
                                  2,452,644   Citigroup Mortgage Loan Trust, Inc.  Series 2006-WFH1 Class A1A, 5.39%
                                              due 1/25/2036 (a)                                                           2,452,927
                                    700,000   Countrywide Asset Backed Certificates Series 2005-11 Class AF4, 5.21%
                                              due 9/25/2035 (a)                                                             692,811
                                    229,254   First Franklin Mortgage Loan Asset Backed                                     229,278
                                              Certificates Series 2005-FF10 Class A2, 5.42% due 11/25/2035 (a)
                                    505,080   Master Asset Backed Securities Trust
                                              Series 2006-AB1 Class A1, 5.46% due 2/25/2036 (a)                             505,131
                                    105,923   Popular ABS Mortgage Pass-Through Trust Series 2004-4 Class AF1, 5.57%
                                              due 9/25/2034 (a)                                                             105,950
                                  1,310,908   Structured Asset Investment Loan Trust Series 2005-HE2 Class A1, 5.44%
                                              due 7/25/2035 (a)                                                           1,310,941
                                    854,259   Structured Asset Securities Corp. Series 2005-SC1 Class 1A1, 5.59%
                                              due 5/25/2031 (a)(c)                                                          856,701
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Asset-Backed Securities
                                              (Cost - $8,931,303) - 5.7%                                                  8,916,308
-----------------------------------------------------------------------------------------------------------------------------------

Industry                                      Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace &                                   L-3 Communications Corp.:
Defense - 0.1%                       50,000      5.875% due 1/15/2015                                                        48,750
                                     75,000      6.375% due 10/15/2015                                                       74,625
                                                                                                                         ----------
                                                                                                                            123,375
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.4%                    600,000   SABMiller Plc, 6.50% due 7/01/2016 (c)                                        638,295
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.3%              100,000   The Bear Stearns Cos., Inc. Series B, 4.55% due 6/23/2010                      98,458
                                    100,000   Lazard Group, 7.125% due 5/15/2015                                            106,853
                                    300,000   Morgan Stanley, 4.75% due 4/01/2014                                           287,695
                                                                                                                         ----------
                                                                                                                            493,006
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.6%                     25,000   BCP Crystal Holdings Corp., 9.625% due 6/15/2014                               27,781
                                    100,000   Huntsman International LLC, 7.875% due 11/15/2014 (c)                         103,500
                                    200,000   Lyondell Chemical Co., 8% due 9/15/2014                                       210,500
                                    125,000   Nalco Co., 8.875% due 11/15/2013                                              133,125
                                     50,000   RPM International, Inc., 6.25% due 12/15/2013                                  51,631
                                    200,000   RPM United Kingdom G.P., 6.70% due 11/01/2015                                 207,005
                                    250,000   Yara International ASA, 5.25% due 12/15/2014 (c)                              243,723
                                                                                                                         ----------
                                                                                                                            977,265
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.5%             800,000   BNP Paribas, 5.186% due 6/29/2049 (a)(c)(f)                                   778,048
                                              European Investment Bank:
                         JPY     26,000,000       2.125% due 9/20/2007                                                      221,332
                                 60,000,000       0.333% due 9/21/2011 (a)                                                  506,601
                         USD        400,000   Glitnir Banki hf, 7.451% due 9/14/2049 (a)(c)                                 437,016
                                    400,000   Kaupthing Bank hf, 7.125% due 5/19/2016 (c)                                   440,283
                                              Kreditanstalt fuer Wiederaufbau:
                         JPY     13,000,000       8.25% due 9/20/2007                                                       189,357
                                 64,000,000       0.325% due 8/08/2011 (a)                                                  540,614
                         USD        400,000   Landsbanki Islands hf, 6.10% due 8/25/2011 (c)                                414,129
                                    400,000   Wells Fargo Bank NA, 5.75% due 5/16/2016                                      415,446
                                                                                                                         ----------
                                                                                                                          3,942,826
-----------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2007                (in U.S. dollars)

                                       Face
Industry                             Amount   Corporate Bonds                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &    USD        100,000   Aramark Corp., 8.50% due 2/01/2015 (c)                                     $  103,875
Supplies - 0.1%                      25,000   JohnsonDiversey, Inc. Series B, 9.625% due 5/15/2012                           26,219
                                     25,000   Rental Service Corp., 9.50% due 12/01/2014 (c)                                 26,625
                                     50,000   Waste Management, Inc., 6.50% due 11/15/2008                                   50,973
                                                                                                                         ----------
                                                                                                                            207,692
-----------------------------------------------------------------------------------------------------------------------------------
Communications                      600,000   Cisco Systems, Inc., 5.50% due 2/22/2016                                      610,602
Equipment - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Construction                        300,000   Headwaters, Inc., 2.875% due 6/01/2016 (e)                                    314,250
Materials - 0.2%                     25,000   Nortek, Inc., 8.50% due 9/01/2014                                              25,437
                                                                                                                         ----------
                                                                                                                            339,687
-----------------------------------------------------------------------------------------------------------------------------------
Containers &                        125,000   Owens Brockway Glass Container, Inc.,
Packaging - 0.1%                              6.75% due 12/01/2014                                                          123,750
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                         Ford Motor Credit Co.:
Services - 1.0%                     100,000       5.625% due 10/01/2008                                                      98,603
                                    350,000       9.875% due 8/10/2011                                                      377,636
                                    100,000   GMAC LLC., 6.875% due 9/15/2011                                               101,200
                                              General Electric Capital Corp.:
                                     72,000       5.62% due 10/21/2010 (a)                                                   72,165
                                    500,000       5% due 1/08/2016                                                          493,187
                                    400,000   JPMorgan Chase & Co., 4.875% due 3/15/2014                                    391,243
                                                                                                                         ----------
                                                                                                                          1,534,034
-----------------------------------------------------------------------------------------------------------------------------------
Diversified                         300,000   AT&T, Inc., 5.612% due 11/14/2008 (a)                                         300,899
Telecommunication                    25,000   CCH I LLC, 11% due 10/01/2015                                                  26,000
Services - 1.5%                     500,000   Embarq Corp., 7.082% due 6/01/2016                                            517,030
                                     50,000   Qwest Communications International, Inc.,
                                               7.50% due 2/15/2014                                                           51,812
                                              Telecom Italia Capital SA:
                                    250,000       4.95% due 9/30/2014                                                       236,650
                                    250,000       7.20% due 7/18/2036                                                       268,948
                                              Verizon New York, Inc.:
                                    800,000        Series A, 6.875% due 4/01/2012                                           845,393
                                    100,000        Series B, 7.375% due 4/01/2032                                           107,359
                                                                                                                         ----------
                                                                                                                          2,354,091
-----------------------------------------------------------------------------------------------------------------------------------
Electric                             50,000   The Cleveland Electric Illuminating Co.,
Utilities - 0.0%                              5.65% due 12/15/2013                                                           50,550
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &              150,000   NXP B.V., 7.875% due 10/15/2014 (c)                                           154,875
Instruments - 0.1%                   25,000   Sanmina-SCI Corp., 6.75% due 3/01/2013                                         23,000
                                     25,000   Solectron Global Finance Ltd., 8% due 3/15/2016                                25,000
                                                                                                                         ----------
                                                                                                                            202,875
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                  100,000   Compagnie Generale de Geophysique-Veritas,
Services - 0.1%                                7.75% due 5/15/2017                                                          103,500
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.4%                          Bunge Ltd. Finance Corp.:
                                    300,000       5.875% due 5/15/2013                                                      302,360
                                    400,000       5.10% due 7/15/2015 (c)                                                   377,606
                                     25,000   Smithfield Foods, Inc., 7.75% due 5/15/2013                                    25,906
                                                                                                                         ----------
                                                                                                                            705,872
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &             150,000   DaVita, Inc., 7.25% due 3/15/2015                                             151,500
Services - 0.6%                     150,000   HCA, Inc., 9.125% due 11/15/2014 (c)                                          159,750
                                              Tenet Healthcare Corp.:
                                     25,000       6.375% due 12/01/2011                                                      23,344
                                    125,000       9.875% due 7/01/2014                                                      127,188
                                     25,000   Vanguard Health Holding Co. II, LLC, 9% due 10/01/2014                         25,688
                                    500,000   WellPoint, Inc., 5% due 1/15/2011                                             498,624
                                                                                                                         ----------
                                                                                                                            986,094
-----------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2007                (in U.S. dollars)

                                       Face
Industry                             Amount   Corporate Bonds                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &    USD        138,000   Carnival Corp., 2% due 4/15/2021 (e)                                       $  168,878
Leisure - 0.5%                      300,000   Harrah's Operating Co., Inc., 6.50% due 6/01/2016                             267,000
                                    150,000   MGM Mirage, 6.625% due 7/15/2015                                              144,187
                                     25,000   Royal Caribbean Cruises Ltd., 7.25% due 3/15/2018                              26,095
                                              Station Casinos, Inc.:
                                     25,000        6.875% due 3/01/2016                                                      23,219
                                    100,000        7.75% due 8/15/2016                                                      102,750
                                                                                                                         ----------
                                                                                                                            732,129
-----------------------------------------------------------------------------------------------------------------------------------
Household                            25,000   Beazer Homes USA, Inc., 8.125% due 6/15/2016                                   25,812
Durables - 0.2%                     100,000   Jarden Corp., 7.50% due 5/01/2017                                             101,375
                                              KB Home:
                                     50,000        6.25% due 6/15/2015                                                       47,964
                                    100,000        7.25% due 6/15/2018                                                      100,198
                                                                                                                         ----------
                                                                                                                            275,349
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.1%                            SunGard Data Systems, Inc.:
                                     50,000       9.125% due 8/15/2013                                                       53,375
                                     75,000       10.25% due 8/15/2015                                                       81,563
                                                                                                                         ----------
                                                                                                                            134,938
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power                             NRG Energy, Inc.:
Producers & Energy                  175,000       7.25% due 2/01/2014                                                       178,500
Traders - 0.2%                       25,000       7.375% due 2/01/2016                                                       25,500
                                    100,000   TXU Corp., 5.55% due 11/15/2014                                                91,463
                                                                                                                         ----------
                                                                                                                            295,463
-----------------------------------------------------------------------------------------------------------------------------------
Industrial                           50,000   Hutchison Whampoa International (03/33) Ltd.,
Conglomerates - 0.0%                          7.45% due 11/24/2033 (c)                                                       59,277
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.4%                    600,000   Genworth Financial, Inc., 6.15% due 11/15/2066 (a)                            603,326
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.2%                     50,000   Case New Holland, Inc., 9.25% due 8/01/2011                                    52,750
                                    125,000   Commercial Vehicle Group, Inc., 8% due 7/01/2013                              125,937
                                    125,000   RBS Global, Inc., 9.50% due 8/01/2014 (c)                                     131,875
                                                                                                                         ----------
                                                                                                                            310,562
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.6%                        200,000   BSKYB Finance UK Plc, 6.50% due 10/15/2035 (c)                                208,221
                                     25,000   CSC Holdings Inc., 7.625% due 7/15/2018                                        25,312
                                     25,000   Cablevision Systems Corp. Series B, 8% due 4/15/2012                           25,375
                                    125,000   Charter Communications Holdings II LLC,
                                              10.25% due 9/15/2010                                                          131,563
                                    300,000   Comcast Corp., 6.50% due 11/15/2035                                           316,087
                                     25,000   Dex Media West LLC, 9.875% due 8/15/2013                                       27,219
                                     50,000   Echostar DBS Corp., 6.375% due 10/01/2011                                      50,250
                                     50,000   Intelsat Intermediate Holding Co. Ltd.,
                                              8.248% due 2/01/2015 (d)                                                       41,375
                                    125,000   Intelsat Subsidiary Holding Co. Ltd., 8.25% due 1/15/2013                     130,312
                                     25,000   LIN Television Corp., 6.50% due 5/15/2013                                      24,375
                                     25,000   Lamar Media Corp., 7.25% due 1/01/2013                                         25,375
                                     50,000   Liberty Media Corp., 5.70% due 5/15/2013                                       47,898
                                    400,000   News America, Inc., 7.25% due 5/18/2018                                       452,484
                                    125,000   Quebecor Media, Inc., 7.75% due 3/15/2016                                     128,125
                                    125,000   RH Donnelley Corp. Series A-3, 8.875% due 1/15/2016                           133,437
                                     25,000   Radio One, Inc., 6.375% due 2/15/2013                                          23,750
                                    300,000   Time Warner, Inc., 5.875% due 11/15/2016                                      306,484
                                    350,000   Viacom, Inc., 6.25% due 4/30/2016                                             357,493
                                                                                                                         ----------
                                                                                                                          2,455,135
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%              125,000   Novelis, Inc., 7.25% due 2/15/2015                                            130,000
-----------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2007                (in U.S. dollars)

                                       Face
Industry                             Amount   Corporate Bonds                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.8%   USD         75,000   CenterPoint Energy, Inc., 7.25% due 9/01/2010                              $   79,421
                                    300,000   Dominion Resources, Inc. Series C, 5.15% due 7/15/2015                        296,136
                                    400,000   National Grid Plc, 6.30% due 8/01/2016                                        421,667
                                    200,000   PSEG Funding Trust, 5.381% due 11/16/2007                                     199,979
                                    300,000   Pacific Gas & Electric Co., 6.05% due 3/01/2034                               310,123
                                                                                                                         ----------
                                                                                                                          1,307,326
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                         Chesapeake Energy Corp.:
Fuels - 1.3%                        250,000       6.625% due 1/15/2016                                                      251,250
                                     50,000       6.25% due 1/15/2018                                                        49,250
                                     25,000   Copano Energy LLC, 8.125% due 3/01/2016                                        25,875
                                     50,000   El Paso Corp., 7.875% due 6/15/2012                                            54,250
                                  1,000,000   Gaz Capital for Gazprom, 6.212% due 11/22/2016 (c)                            999,500
                                    125,000   MarkWest Energy Partners LP, 6.875% due 11/01/2014                            120,937
                                     25,000   Pogo Producing Co., 6.875% due 10/01/2017                                      24,375
                                    100,000   Williams Cos. Inc., 7.625% due 7/15/2019                                      108,500
                                    350,000   XTO Energy, Inc., 6.10% due 4/01/2036                                         349,980
                                                                                                                         ----------
                                                                                                                          1,983,917
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest                       25,000   Smurfit Kappa Funding Plc, 7.75% due 4/01/2015                                 25,250
Products - 0.1%                     100,000   Weyerhaeuser Co., 7.375% due 3/15/2032                                        109,218
                                                                                                                         ----------
                                                                                                                            134,468
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment              500,000   Colonial Realty LP, 5.50% due 10/01/2015                                      493,972
Trusts (REITs) - 0.9%                75,000   Host Hotels & Resorts LP, 6.875% due 11/01/2014                                76,312
                                     50,000   Host Marriott LP, 7.125% due 11/01/2013                                        51,000
                                     50,000   iStar Financial, Inc., 6% due 12/15/2010                                       51,135
                                    650,000   WEA Finance LLC, 5.70% due 10/01/2016 (c)                                     666,742
                                                                                                                         ----------
                                                                                                                          1,339,161
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                    200,000   Freescale Semiconductor, Inc., 8.875% due 12/15/2014 (c)                      202,750
Semiconductor                       186,000   Intel Corp., 2.95% due 12/15/2035 (e)                                         165,773
Equipment - 0.2%                                                                                                         ----------
                                                                                                                            368,523
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.1%             125,000   Michaels Stores, Inc., 10% due 11/01/2014 (c)                                 133,750
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                   50,000   Washington Mutual Bank FA, 5.65% due 8/15/2014                                 50,165
Finance - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                      125,000   Reynolds American, Inc., 7.625% due 6/01/2016                                 135,765
-----------------------------------------------------------------------------------------------------------------------------------
Wireless                            125,000   Dobson Cellular Systems, 9.875% due 11/01/2012                                135,937
Telecommunication
Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Corporate Bonds  (Cost - $23,486,580) - 15.3%                        23,978,705
-----------------------------------------------------------------------------------------------------------------------------------

                                              Foreign Government Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                         IDR    600,000,000   Indonesia Recapitalization Bond, 14.25% due 6/15/2013                          78,900
                                              Indonesia Treasury Bond:
                              4,310,000,000       12.80% due 6/15/2021                                                      548,975
                              4,900,000,000       12.90% due 6/15/2022                                                      628,793
                              2,100,000,000       Series FR31, 11% due 11/15/2020                                           237,424
                                650,000,000       Series FR32, 15% due 7/15/2018                                             92,935
                              1,600,000,000       Series FR36, 11.50% due 9/15/2019                                         187,868
                         KRW    925,000,000   Korea Treasury Bond, 4.25% due 9/10/2008                                      973,182
                                              Malaysia Government Bond:
                         MYR      2,265,000       3.135% due 12/17/2007                                                     644,851
                                  1,100,000       Series 2/88, 6.45% due 7/01/2008                                          325,895
                                  1,810,000       Series 386X, 8.60% due 12/01/2007                                         536,176
                         PEN        615,000   Peru Government Bond, 7.84% due 8/12/2020                                     221,029
                                              Poland Government Bond:
                         PLN      1,755,000       Series 0507, 8.50% due 5/12/2007                                          599,200
                                  1,200,000       Series WS0922, 5.75% due 9/23/2022                                        423,153

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2007                (in U.S. dollars)

                                       Face
                                     Amount   Foreign Government Obligations                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                         USD        270,000   Republic of Argentina, 5.59% due 8/03/2012                              $     256,147
                                    400,000   Republic of Iraq, 5.80% due 1/15/2028                                         260,000
                                              Singapore Government Bond:
                         SGD        170,000         4% due 3/01/2007                                                        111,176
                                    435,000         2.625% due 10/01/2007                                                   283,791
                                              Swedish Government Bond:
                         SEK      2,300,000         8% due 8/15/2007                                                        339,807
                                  4,795,000         Series 1040, 6.50% due 5/05/2008                                        698,962
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Foreign Government Obligations
                                              (Cost - $7,058,048) - 4.8%                                                  7,448,264
-----------------------------------------------------------------------------------------------------------------------------------
                                              Government & Agency Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                              Fannie Mae:
                         USD      1,000,000       5.125% due 4/15/2011                                                    1,011,502
                                  1,000,000       5.25% due 4/15/2007                                                       999,886
                                    900,000       6.25% due 5/15/2029                                                     1,034,180
                                  1,600,000       6.625% due 9/15/2009                                                    1,667,918
                                  1,500,000       6.625% due 11/15/2030                                                   1,807,758
                                  1,000,000       7.25% due 1/15/2010                                                     1,064,729
                                              Federal Home Loan Bank System:
                                    500,000       3.875% due 8/22/2008                                                      493,429
                                  1,500,000       4.50% due 9/16/2013                                                     1,473,311
                                  4,000,000       4.875% due 11/18/2011                                                   4,009,268
                                              Freddie Mac:
                                  1,500,000       4% due 12/15/2009                                                       1,468,085
                                    700,000       4.375% due 11/16/2007                                                     696,028
                                    500,000       4.625% due 2/21/2008                                                      497,992
                                  4,000,000       4.875% due 2/17/2009                                                    4,001,852
                                  3,000,000       5.125% due 4/18/2008                                                    3,004,452
                                  1,000,000       5.25% due 7/18/2011                                                     1,016,835
                                  2,700,000       5.75% due 1/15/2012                                                     2,806,815
                                    500,000       6% due 6/15/2011                                                          522,654
                                     30,000       6.25% due 7/15/2032                                                        34,925
                                  1,500,000       6.625% due 9/15/2009                                                    1,563,309
                                  1,300,000       6.75% due 3/15/2031                                                     1,591,321
                                              U.S. Treasury Bonds:
                                    500,000       4.50% due 2/15/2036                                                       484,922
                                    250,000       5.25% due 2/15/2029                                                       266,543
                                    500,000       5.50% due 8/15/2028                                                       548,867
                                    150,000       6.125% due 11/15/2027                                                     176,625
                                  6,000,000       6.25% due 8/15/2023                                                     6,999,846
                                    250,000       6.25% due 5/15/2030                                                       302,578
                                    400,000       6.75% due 8/15/2026                                                       499,125
                                              U.S. Treasury Inflation Indexed Notes and Bonds:
                                    532,580       0.875% due 4/15/2010                                                      512,379
                                  1,037,430       1.875% due 7/15/2015                                                    1,013,966
                                  1,284,624       2% due 7/15/2014                                                        1,269,971
                                    508,320       2.375% due 4/15/2011                                                      513,245
                                  1,668,664       2.50% due 7/15/2016                                                     1,715,595
                                  1,234,530       3% due 7/15/2012                                                        1,290,663
                                              U.S. Treasury Notes:
                                  1,000,000       3.50% due 2/15/2010                                                       971,172
                                    250,000       3.75% due 5/15/2008                                                       246,983
                                    200,000       3.875% due 7/31/2007                                                      199,016

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2007                (in U.S. dollars)


                                       Face
                                     Amount   Government & Agency Obligations                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                         USD      2,000,000       3.875% due 9/15/2010                                                $   1,958,750
                                  1,000,000       4.125% due 8/15/2008                                                      991,836
                                    200,000       4.125% due 8/15/2010                                                      197,523
                                  1,000,000       4.25% due 10/15/2010                                                      991,289
                                    500,000       4.50% due 11/15/2010                                                      499,766
                                  1,200,000       4.625% due 8/31/2011                                                    1,205,672
                                    700,000       6% due 2/15/2026                                                          805,711
                                    500,000       6.50% due 2/15/2010                                                       526,582
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Government & Agency Obligations
                                              (Cost - $54,693,501) - 35.2%                                               54,954,874
-----------------------------------------------------------------------------------------------------------------------------------

                                              Government Agency Mortgage-Backed Securities**
-----------------------------------------------------------------------------------------------------------------------------------
                                              Fannie Mae Guaranteed Pass-Through Certificates:
                                    253,615         3.993% due 4/01/2035 (a)                                                253,356
                                     46,965         4.413% due 5/01/2033 (a)                                                 47,200
                                  1,150,000         4.50% due 3/15/2022 (b)                                               1,114,421
                                  9,030,307         5.00% due 3/15/2025 - 3/15/2037 (b)                                   8,815,360
                                  1,266,356         5.031% due 4/01/2035 (a)                                              1,281,892
                                 15,865,991         5.50% due 11/01/2034 - 3/15/2037 (b)                                 15,748,441
                                  1,032,240         5.608% due 9/01/2034 (a)                                              1,042,427
                                  9,885,632         6.00% due 10/01/2034 - 3/15/2037 (b)                                  9,971,902
                                  2,948,800         6.50%  due 1/01/2036 - 3/15/2037 (b)                                  3,006,268
                                    340,604         6.771%  due 10/01/2032 (a)                                              344,598
                                  2,244,000   Fannie Mae Trust Series 2007-1 Class NF,
                                                    5.57% due 2/25/2037 (a)                                               2,246,114
                                              Freddie Mac Mortgage Participation Certificates:
                                    342,618         4.50%  due 9/01/2020                                                    331,909
                                    286,137         4.662% due 9/01/2032 (a)                                                288,100
                                  2,971,000         5.00% due 7/01/2036 - 3/15/2037                                       2,882,797
                                    614,251         5.646% due 11/01/2027 (a)                                               622,351
                                    347,734         6.915% due 4/01/2032 (a)                                                352,942
                                              Freddie Mac Multiclass Certificates:
                                  1,000,000          Series 2643 Class OG, 5.00% due 7/15/2032                              959,438
                                    938,072          Series 2942 Class TF, 5.67% due 3/15/2035 (a)                          939,444
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Government Agency Mortgage-Backed Securities
                                              (Cost - $49,869,176) - 32.2%                                               50,248,960
-----------------------------------------------------------------------------------------------------------------------------------
                                              Non-Government Agency
                                              Mortgage-Backed Securities**
-----------------------------------------------------------------------------------------------------------------------------------
Commercial                        2,000,000   Bear Stearns Commercial Mortgage Securities Series                          2,000,000
Mortgage-Backed                               2005-PW10 Class A4, 5.405% due 12/11/2040 (a)                               2,021,199
Securities - 8.2%                             Citigroup/Deutsche Bank Commercial Mortgage Trust:
                                  2,300,000          Series 2005-C1 Class A4, 5.225% due 7/15/2044 (a)                937 2,300,000
                                  2,500,000          Series 2006-CD3 Class A5, 5.617% due 10/15/2048                  147 2,500,000
                                  2,519,000   GS Mortgage Securities Corp. II Series 2006-GG6                             2,519,000
                                              Class A4, 5.553% due 4/10/2038 (a)                                          2,569,288

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2007                (in U.S. dollars)

                                       Face   Non-Government Agency
                                     Amount   Mortgage-Backed Securities**                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                              Greenwich Capital Commercial Funding Corp. (a):
                         USD        900,000      Series 2004-GG1 Class A7, 5.317% due 6/10/2036                       $     905,135
                                  1,600,000      Series 2007-GG9 Class C, 5.554% due 2/10/2017                            1,607,990
                                    850,000   LB-UBS Commercial Mortgage Trust Series 2006-C3
                                              Class A4, 5.661% due 3/15/2039 (a)                                            873,439
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Non-Government Agency Mortgage-Backed
                                              Securities (Cost - $12,761,446) - 8.2%                                     12,845,135
-----------------------------------------------------------------------------------------------------------------------------------

                                              Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
Industry                                      Capital Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.4%             350,000   USB Capital IX, 6.189% due 3/29/2049 (a)(f)                                   360,652
                                    250,000   Wachovia Capital Trust III, 5.80% due 8/29/2049 (a)(f)                        254,168
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Capital Trusts  (Cost - $600,000) - 0.4%                                614,820
-----------------------------------------------------------------------------------------------------------------------------------

                                     Shares
                                       Held   Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                   400   Chesapeake Energy Corp., 6.25% (e)                                            103,200
Fuels - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Preferred Stocks  (Cost - $106,892) - 0.1%                              103,200
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Preferred Securities  (Cost - $706,892) - 0.5%                          718,020
-----------------------------------------------------------------------------------------------------------------------------------

                                       Face
                                     Amount   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Government       EGP      1,750,000   Egypt Treasury Bill, 9.85% due 9/18/2007 (d)                                  293,536
Obligations - 1.5%                            Kingdom of Thailand (d):
                         THB     14,700,000       5.075% due 5/03/2007                                                      428,794
                                 10,375,000       Series 364, 4.50% due 1/10/2008                                           294,095
                                              Norway Treasury Bill (d):
                         NOK      1,550,000       2.72% due 3/21/2007                                                       252,222
                                  2,350,000       3.778% due 9/19/2007                                                      374,356
                                  1,540,000       4.132% due 12/19/2007                                                     242,473
                         SEK      3,200,000   Sweden Treasury Bill, 3.21% due 12/19/2007 (d)                                445,066
                                                                                                                      -------------
                                                                                                                          2,330,542
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 12.1%            18,912,191   Brown Brothers Harriman & Co., 4.64% due 3/01/2007                         18,912,191
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Short-Term Securities
                                              (Cost - $21,129,006) - 13.6%                                               21,242,733
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Investments  (Cost - $178,635,952*)  - 115.5%                       180,352,999

                                              Liabilities in Excess of Other Assets - (15.5%)                          (24,134,401)
                                                                                                                      -------------
                                              Net Assets - 100.0%                                                     $ 156,218,598
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of February 28, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 179,719,285
                                                                  =============
      Gross unrealized appreciation                               $   2,032,593
      Gross unrealized depreciation                                    (334,968)
                                                                  -------------
      Net unrealized appreciation                                 $   1,697,625
                                                                  =============

** Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancing of the underlying instruments. As a result, the average life may be substantially less than the original maturity.
(a)   Floating rate security.
(b) Represents or includes a "to-be-announced" transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.
(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(d) Represents a zero coupon or step bond; the interest rate shown is the effective yield at the time of purchase.
(e)   Convertible security.

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2007                (in U.S. dollars)

(f)   The security is a perpetual bond and has no stated maturity date.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industry classifications are shown as a percent of net assets.
o     Swaps outstanding as of February 28, 2007 were as follows:

      ---------------------------------------------------------------------------------------------------------------
                                                                                                         Unrealized
                                                                                          Notional      Appreciation
                                                                                           Amount      (Depreciation)
      ---------------------------------------------------------------------------------------------------------------
      Sold credit default protection on Dow Jones CDX North America
      Investment Grade Index Series 4 and receive 0.4%
      Broker, JPMorgan Chase
      Expires June 2010                                                                  $ 1,000,000     $ 11,303

      Bought credit default protection on FirstEnergy Corp. and pay 0.46%
      Broker, Citigroup Global Markets, Inc.
      Expires March 2011                                                                 $   500,000       (5,728)
      ---------------------------------------------------------------------------------------------------------------
      Total                                                                                              $  5,575
                                                                                                         ========

o Forward foreign exchange contracts purchased as of February 28, 2007 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
      Foreign Currency                Settlement                   Appreciation
      Purchased                          Date                     (Depreciation)
      --------------------------------------------------------------------------
      KRW    260,368,750              March 2007                    $   3,160
      SEK        725,000              March 2007                        3,149
      JPY     44,615,250              April 2007                      (15,709)
      JPY     60,726,780                May 2007                      (21,339)
      KRW    301,455,000                May 2007                        5,617
      PLN        375,000             August 2007                        3,039
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on
      Forward Foreign Exchange Contracts -
      Net (USD Commitment - $1,907,874)                             $ (22,083)
                                                                    =========

o     Currency Abbreviations:

      EGP    Egyptian Pound                       PEN      Peru Nuevos Soles
      IDR    Indonesian Rupiah                    PLN      Polish Zloty
      JPY    Japanese Yen                         SEK      Swedish Krona
      KRW    Korean Won                           SGD      Singapore Dollar
      MYR    Malaysian Ringgit                    THB      Thailand Baht
      NOK    Norwegian Krone                      USD      U.S. Dollar

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Date: April 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Date: April 23, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Date: April 23, 2007